UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08476

                    The Gabelli Global Multimedia Trust Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
ONE CORPORATE CENTER
RYE, NY  10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                    SEMI-ANNUAL REPORT
                                                    JUNE 30, 2004

                                                                      GGT PQ2/04

                                                                          [LOGO]
                                                                 THE GABELLI
                                                                     GLOBAL
                                                                     MULTIMEDIA
                                                                     TRUST INC.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.

                               Semi-Annual Report
                                  June 30, 2004

TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Global Multimedia Trust's (the "Trust") total return declined 1.2% on a net asset value ("NAV") basis, while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index rose 0.5% and the Lipper Global Multi-Cap Growth Fund Average declined 1.2%. For the six-month period ended June 30, 2004, the Trust's NAV total return rose 2.6% versus gains of 3.6% and 2.3% for the MSCI AC World Free Index and Lipper Global Multi-Cap Growth Fund Average, respectively, over the same period. The Trust's market price on June 30, 2004 was $9.16, which equates to a 15.4% discount to its NAV of $10.83. The Trust's market price fell 1.8% during the second quarter but rose 1.0% during the six-month period ended June 30, 2004.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------

                                             AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (a)
                                             ------------------------------------------------

                                                                        YEAR TO                                         SINCE
                                                             QUARTER      DATE      1 YEAR     3 YEAR     5 YEAR     INCEPTION (b)
                                                             -------      ----      ------     ------     ------     -------------
Gabelli Global Multimedia Trust
  NAV Return (c) ....................................         (1.19)%     2.56%      20.47%    (4.10)%    (0.93)%       11.61%
  Investment Return (d) .............................         (1.82)      0.99       18.19     (4.36)     (1.57)        10.29

MSCI AC World Free Index ............................          0.52       3.57       24.92      1.80      (1.14)         7.35(e)
Nasdaq Composite Index ..............................          2.69       2.22       26.19     (1.78)     (5.28)        10.71
Lipper Global Multi-Cap Growth Fund Avg .............         (1.15)      2.34       23.62     (0.01)      1.99          8.18(e)

(a) Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. The Morgan Stanley Capital International (MSCI) All Country
      (AC) World Free and Nasdaq Composite Indices are unmanaged indicators of stock market performance, while the Lipper Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested except for the Nasdaq Composite Index. Current performance may be lower or higher than the data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Trust before investing. Performance for periods less than one year is not annualized.

(b)   From commencement of investment operations on November 15, 1994.

(c) Total returns and average annual returns reflect changes in net asset value (NAV), reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, and are net of expenses. Since inception return based on initial net asset value of $7.50.

(d) Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions and adjustments for rights offerings. Since inception return based on initial offering price of $7.50.

(e) From November 30, 1994, the date closest to the Trust's inception for which data is available.

--------------------------------------------------------------------------------

SHAREHOLDER MEETING -- MAY 10, 2004 -- FINAL RESULTS

      The  Annual  Meeting  of  Shareholders  was  held on May  10,  2004 at the
Greenwich Public Library in Greenwich, Connecticut. At that meeting, common shareholders and preferred shareholders voting as a single class elected Mario
J. Gabelli and Thomas E. Bratter as Directors of the Trust. There were 13,512,287 votes and 13,508,996 votes cast in favor of these Directors and 147,599 votes and 150,890 votes withheld for these Directors, respectively. Preferred shareholders voting as a separate class elected Anthony J. Colavita as a Director of the Trust. There were 957,037 votes cast in favor of this Director and 5,137 votes withheld for this Director.

      James P. Conn, Frank J. Fahrenkopf, Jr., Karl Otto Pohl, Anthony R. Pustorino, Werner J. Roeder and Salvatore J. Zizza continue to serve in their capacities as Directors of the Trust.

      We thank you for your participation and appreciate your continued support.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, current and historical quarterly reports, closing prices and other current news. We welcome your comments and questions via e-mail at closedend@gabelli.com.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of quarterly report availability, news events, media sightings, mutual fund prices and performance, and access to the Gabelli & Company, Inc. research library.

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the Trust's proxy voting policies and procedures and how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                      MARKET
   SHARES                                                                          COST               VALUE
-----------                                                                   ------------         ------------
             COMMON STOCKS -- 88.8%
             COPYRIGHT/CREATIVITY COMPANIES -- 38.3%
             BUSINESS SERVICES: ADVERTISING -- 0.5%
      8,000  Donnelley (R.H.) Corp.+ ................................         $    101,139         $    349,920
     20,000  Harte-Hanks Inc. .......................................              147,611              488,200
      4,200  Havas SA ...............................................               20,733               21,871
      2,000  Publicis Groupe ........................................               13,971               59,202
                                                                              ------------         ------------
                                                                                   283,454              919,193
                                                                              ------------         ------------
             COMMUNICATIONS EQUIPMENT -- 0.0%
     46,165  Agere Systems Inc., Cl. B+ .............................              142,676               99,255
                                                                              ------------         ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.3%
      3,375  Activision Inc.+ .......................................                6,415               53,663
     10,000  America Online Latin
               America Inc., Cl. A+ .................................               43,250                6,900
      3,000  Atlus Co. Ltd. .........................................               17,662               23,342
      9,473  CNET Networks Inc.+ ....................................              102,468              104,866
      3,230  EarthLink Inc.+ ........................................               45,250               33,431
      1,000  Electronic Arts Inc.+ ..................................                5,588               54,550
     25,000  EMC Corp.+ .............................................              335,174              285,000
     10,000  Jupitermedia Corp.+ ....................................               12,067              141,600
     25,000  Maxtor Corp.+ ..........................................              231,070              165,750
     65,000  Microsoft Corp. ........................................            1,465,256            1,856,400
      2,000  Mobius Management
               Systems Inc.+ ........................................               12,540               12,260
      1,000  Pixar Inc.+ ............................................               39,153               69,510
     54,000  Yahoo! Inc.+ ...........................................              808,177            1,961,820
                                                                              ------------         ------------
                                                                                 3,124,070            4,769,092
                                                                              ------------         ------------
             CONSUMER PRODUCTS -- 0.2%
      6,000  Department 56 Inc.+ ....................................               65,655               92,400
        200  eBay Inc.+ .............................................                6,163               18,390
     20,000  Mattel Inc. ............................................              241,358              365,000
                                                                              ------------         ------------
                                                                                   313,176              475,790
                                                                              ------------         ------------
             ELECTRONICS -- 1.6%
      5,000  Intel Corp. ............................................              154,345              138,000
      3,570  Royal Philips Electronics
               NV, ADR ..............................................               29,368               97,104
     10,000  Samsung Electronics Co.
               Ltd., GDR (b) ........................................            1,805,500            2,064,042
     22,000  Sony Corp., ADR ........................................              840,026              837,100
      6,000  Zoran Corp.+ ...........................................               93,171              110,100
                                                                              ------------         ------------
                                                                                 2,922,410            3,246,346
                                                                              ------------         ------------
             ENTERTAINMENT -- 12.2%
     60,000  Canal Plus, ADR ........................................               10,818               80,298
      1,000  Corporacion Interamericana
               de Entretenimiento SA
               de CV, Cl. B+ ........................................                2,116                2,124
     25,000  Crown Media Holdings
               Inc., Cl. A+ .........................................              146,640              213,000
     31,622  EMI Group plc ..........................................              108,730              139,782
     30,000  EMI Group plc, ADR .....................................              394,397              265,224
     50,000  Fox Entertainment Group
               Inc., Cl. A+ .........................................            1,259,670            1,335,000
    220,000  Gemstar-TV Guide
               International Inc.+ ..................................            1,573,597            1,056,000
     70,000  GMM Grammy
               Public Co. Ltd. ......................................               55,457               26,195
        481  Henley LP+ .............................................                    0                1,443
    722,715  Liberty Media Corp., Cl. A+ ............................            2,239,611            6,497,208
    100,000  Shaw Brothers
               (Hong Kong) Ltd. .....................................              145,929              100,003
     95,000  Six Flags Inc.+ ........................................              609,489              689,700
     70,000  SMG plc ................................................              205,497              148,843
     85,000  The Walt Disney Co. ....................................            1,972,306            2,166,650
    200,000  Time Warner Inc.+ ......................................            3,192,596            3,516,000
    140,000  Viacom Inc., Cl. A .....................................            2,104,965            5,089,000
    120,000  Vivendi Universal SA, ADR+ .............................            3,659,570            3,348,000
      6,000  World Wrestling
               Entertainment Inc. ...................................               76,680               76,500
                                                                              ------------         ------------
                                                                                17,758,068           24,750,970
                                                                              ------------         ------------
             FINANCIAL SERVICES -- 0.2%
      8,000  H&R Block Inc. .........................................              162,450              381,440
                                                                              ------------         ------------
             HOTELS AND GAMING -- 6.8%
      8,000  Aztar Corp.+ ...........................................               40,900              224,000
     11,000  Boca Resorts Inc., Cl. A+ ..............................              145,590              218,020
     30,000  Caesars Entertainment Inc.+ ............................              248,132              450,000
      8,000  Churchill Downs Inc. ...................................              193,280              325,600
    180,000  Gaylord Entertainment Co.+ .............................            4,625,330            5,650,200
      5,000  Greek Organization of
               Football Prognostics .................................               54,100               94,412
     16,000  GTECH Holdings Corp. ...................................              150,844              740,960
    740,000  Hilton Group plc .......................................            2,809,249            3,703,890
     55,000  Magna Entertainment Corp.,
               Cl. A+ ...............................................              358,030              324,500
     36,000  MGM Mirage+ ............................................            1,045,677            1,689,840
      6,000  Starwood Hotels & Resorts
               Worldwide Inc. .......................................              185,708              269,100
                                                                              ------------         ------------
                                                                                 9,856,840           13,690,522
                                                                              ------------         ------------
             PUBLISHING -- 14.5%
     20,000  Arnoldo Mondadori
               Editore SpA ..........................................               63,827              189,310
    100,000  Belo Corp., Cl. A ......................................            1,556,990            2,685,000
      1,000  Dow Jones & Co. Inc. ...................................               46,722               45,100
     20,000  EMAP plc ...............................................              207,970              268,398
     12,000  Gannett Co. Inc. .......................................              644,658            1,018,200

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                      MARKET
   SHARES                                                                          COST               VALUE
-----------                                                                   ------------         ------------
             COMMON STOCKS (CONTINUED)
             COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
             PUBLISHING (CONTINUED)
      2,833  Golden Books Family
               Entertainment Inc.+ ..................................         $          0         $          9
      2,000  Hollinger International Inc.,
               Cl. A ................................................               26,475               33,580
    144,400  Independent News &
               Media plc ............................................              193,226              344,341
     12,000  Journal Register Co.+ ..................................              193,975              240,000
     15,000  Knight-Ridder Inc. .....................................              659,380            1,080,000
     50,000  Lee Enterprises Inc. ...................................            1,107,924            2,400,500
     19,000  McClatchy Co., Cl. A ...................................              517,138            1,332,850
     20,000  McGraw-Hill
               Companies Inc. .......................................              848,370            1,531,400
     23,000  Media General Inc., Cl. A ..............................            1,038,401            1,477,060
     27,000  Meredith Corp. .........................................              636,668            1,483,920
    100,000  Nation Multimedia Group ................................               84,677               38,645
    100,000  New Straits Times
               Press Berhad+ ........................................              296,714              102,105
     20,000  News Corp. Ltd., ADR ...................................              396,739              708,400
    150,000  Oriental Press Group Ltd. ..............................               46,315               53,847
    179,800  Penton Media Inc.+ .....................................            1,157,983               73,718
     10,000  Playboy Enterprises Inc.,
               Cl. A+ ...............................................               97,125              111,400
    974,000  Post Publishing Co. Ltd. ...............................               47,100              135,791
    200,000  PRIMEDIA Inc.+ .........................................              980,335              556,000
     47,000  Pulitzer Inc. ..........................................            1,529,619            2,298,300
     90,000  Reader's Digest
               Association Inc. .....................................            1,506,323            1,439,100
      1,000  Scholastic Corp.+ ......................................               16,500               29,950
    251,520  SCMP Group Ltd. ........................................              181,457               99,966
     33,000  Scripps (E.W.) Co., Cl. A ..............................            2,947,098            3,465,000
    252,671  Singapore Press
               Holdings Ltd. ........................................              742,032              610,242
        300  SPIR Communication .....................................               23,329               47,668
     15,000  Telegraaf Holdingsmij - CVA ............................              285,271              334,882
     45,000  Thomas Nelson Inc. .....................................              533,873            1,023,300
     84,000  Tribune Co. ............................................            3,528,623            3,825,360
     15,000  United Business
               Media plc, ADR .......................................              123,285              123,750
        800  Wiley (John) & Sons Inc.,
               Cl. B ................................................                5,693               25,920
      4,000  Wolters Kluwer NV ......................................               90,625               72,610
                                                                              ------------         ------------
                                                                                22,362,440           29,305,622
                                                                              ------------         ------------
             TOTAL COPYRIGHT/
              CREATIVITY
              COMPANIES .............................................           59,419,084           77,638,230
                                                                              ------------         ------------
             DISTRIBUTION COMPANIES -- 50.5%
             BROADCASTING -- 11.3%
      1,560  Asahi Broadcasting Corp. ...............................               62,912              103,080
     18,000  CanWest Global
               Communications Corp.+ ................................              156,992              139,950
     18,000  CanWest Global
               Communications Corp.,
               Sub-Voting+ ..........................................               92,011              140,697
      6,400  Chubu-Nippon
               Broadcasting Co., Ltd. ...............................               46,375               78,009
      5,000  Clear Channel
               Communications Inc. ..................................              216,657              184,750
      8,333  Corus Entertainment Inc.,
               Cl. B ................................................               33,927              161,284
      9,000  Cox Radio Inc., Cl. A+ .................................               55,500              156,420
      1,000  Emmis Communications
               Corp., Cl. A+ ........................................               10,489               20,980
     30,020  Fisher Communications Inc.+ ............................            1,574,095            1,510,907
        228  Fuji Television Network Inc. ...........................              526,693              522,385
     75,000  Granite Broadcasting Corp.+ ............................              421,275               52,500
    100,000  Gray Television Inc. ...................................            1,295,437            1,389,000
     10,000  Gray Television Inc., Cl. A ............................              121,313              125,000
     10,000  Grupo Radio Centro,
               SA de CV, ADR ........................................               46,871               59,400
     30,000  Hearst-Argyle
               Television Inc. ......................................              302,404              773,400
      4,550  Lagardere SCA ..........................................              100,163              284,261
    151,000  Liberty Corp. ..........................................            6,950,356            7,089,450
     29,000  Lin TV Corp., Cl. A+ ...................................              649,478              614,800
      5,140  Media Prima+ (c) .......................................                    0                    0
      4,000  Metropole TV M6 SA .....................................               35,208              112,759
      1,200  Nippon Broadcasting
               System Inc. ..........................................               29,276               60,597
      7,000  Nippon Television
               Network Corp. ........................................            1,078,903            1,148,330
      4,650  NRJ Group ..............................................               22,694              101,833
      1,000  NTN Communications Inc.+ ...............................                  862                3,140
    120,000  Paxson Communications
               Corp.+ ...............................................              861,225              390,000
        500  Radio One Inc., Cl. A+ .................................                5,510                8,055
      1,000  Radio One Inc., Cl. D+ .................................               11,428               16,010
      1,500  RTL Group (Brussels) ...................................               76,363               86,686
      3,500  RTL Group (New York) ...................................              113,838              204,865
      1,906  SAGA Communications Inc.,
               Cl. A+ ...............................................                9,709               34,784
     70,000  Salem Communications
               Corp., Cl. A+ ........................................            1,060,175            1,899,100
      2,000  SBS Broadcasting SA+ ...................................               42,022               61,420
     75,000  Sinclair Broadcast Group
               Inc., Cl. A ..........................................              827,448              770,250

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                      MARKET
   SHARES                                                                          COST               VALUE
-----------                                                                   ------------         ------------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION COMPANIES (CONTINUED)
             BROADCASTING (CONTINUED)
     25,000  Societe Television
               Francaise 1 ..........................................         $    249,649         $    787,476
      5,000  Spanish Broadcasting
               System Inc., Cl. A+ ..................................               43,950               46,550
     50,000  Television Broadcasts Ltd. .............................              187,673              214,108
    110,000  Tokyo Broadcasting
               System Inc. ..........................................            1,662,133            1,935,573
        258  TV Asahi Corp. .........................................              434,628              487,082
     15,000  TV Azteca, SA de CV ....................................               84,538              129,600
     26,000  Ulster Television plc ..................................              105,595              198,506
     61,400  Young Broadcasting Inc.,
               Cl. A+ ...............................................            1,689,545              807,410
                                                                              ------------         ------------
                                                                                21,295,320           22,910,407
                                                                              ------------         ------------
             BUSINESS SERVICES -- 0.7%
     15,000  Carlisle Holdings Ltd.+ ................................               78,754               98,850
     40,000  Cendant Corp. ..........................................              456,338              979,200
        500  CheckFree Corp.+ .......................................                5,520               15,000
      1,000  Convergys Corp.+ .......................................               17,738               15,400
        500  Dun and Bradstreet Corp.+ ..............................                6,320               26,955
      8,000  Interactive Data Corp.+ ................................               52,250              139,360
      1,000  Moody's Corp. ..........................................               20,012               64,660
      2,500  Traffix Inc. ...........................................               12,500               16,450
                                                                              ------------         ------------
                                                                                   649,432            1,355,875
                                                                              ------------         ------------
             CABLE AND SATELLITE -- 4.1%
     16,578  Austar United
               Communications Ltd.+ .................................               22,427                9,470
    200,000  Cablevision Systems Corp.,
               Cl. A+ ...............................................            3,179,545            3,930,000
     50,000  Charter Communications
               Inc., Cl. A+ .........................................              103,842              196,000
     37,350  Comcast Corp., Cl. A+ ..................................            1,104,551            1,046,920
      7,000  Comcast Corp., Cl. A,
               Special+ .............................................               53,073              193,270
     36,135  Liberty Media International
               Inc., Cl. A+ .........................................              458,709            1,340,608
     15,000  Mediacom Communications
               Corp., Cl. A+ ........................................              126,903              117,300
     39,000  Shaw Communications Inc.,
               Cl. B ................................................              105,571              650,703
     11,000  Shaw Communications Inc.,
               Cl. B, Non-Voting ....................................              103,451              184,910
     22,680  Telewest Communications
               plc+ .................................................               37,551                  362
     89,730  UnitedGlobalCom Inc.,
               Cl. A+ ...............................................              530,024              651,440
                                                                              ------------         ------------
                                                                                 5,825,647            8,320,983
                                                                              ------------         ------------
             CONSUMER SERVICES -- 1.7%
      4,000  Bowlin Travel Centers Inc.+ ............................                3,022                6,400
    112,400  InterActiveCorp.+ ......................................            2,658,200            3,387,736
      2,000  Martha Stewart Living
               Omnimedia Inc., Cl. A+ ...............................               16,500               18,000
      4,000  TiVo Inc.+ .............................................               27,943               28,360
                                                                              ------------         ------------
                                                                                 2,705,665            3,440,496
                                                                              ------------         ------------
             DIVERSIFIED INDUSTRIAL -- 1.6%
     50,000  Bouygues SA ............................................            1,426,440            1,674,108
     50,000  General Electric Co. ...................................            1,560,750            1,620,000
      7,700  Hutchison Whampoa Ltd. .................................               71,267               52,569
      7,908  Malaysian Resources Corp.
               Berhad+ ..............................................               41,566                1,488
                                                                              ------------         ------------
                                                                                 3,100,023            3,348,165
                                                                              ------------         ------------
             ENERGY AND UTILITIES -- 0.3%
     44,000  El Paso Electric Co.+ ..................................              351,452              679,360
                                                                              ------------         ------------
             ENTERTAINMENT -- 3.9%
      6,000  AMC Entertainment Inc.+ ................................               11,737               92,220
      5,000  Blockbuster Inc., Cl. A ................................               52,438               75,900
      3,150  British Sky Broadcasting
               Group plc, ADR .......................................               56,080              143,357
    100,000  GC Companies Inc.+ .....................................              241,092               55,000
    150,000  Grupo Televisa SA, ADR .................................            5,084,850            6,790,500
     68,747  ITV plc ................................................              143,456              143,997
      4,587  ITV plc, Cv.+ ..........................................                4,538                5,157
     32,730  Metro-Goldwyn-Mayer Inc.+ ..............................              266,262              396,033
     17,000  Regal Entertainment Group,
               Cl. A ................................................              323,000              307,700
                                                                              ------------         ------------
                                                                                 6,183,453            8,009,864
                                                                              ------------         ------------
             EQUIPMENT -- 2.3%
     11,450  American Tower Corp.,
               Cl. A+ ...............................................              134,266              174,040
      1,000  Amphenol Corp., Cl. A+ .................................                7,794               33,320
     35,000  Andrew Corp.+ ..........................................              141,088              700,350
        416  Avaya Inc.+ ............................................                9,761                6,569
      2,000  CommScope Inc.+ ........................................               29,407               42,900
     90,000  Corning Inc.+ ..........................................              825,299            1,175,400
      3,000  Furukawa Electric Co. Ltd.+ ............................               22,588               12,812
      3,000  L-3 Communications
               Holdings Inc. ........................................               33,000              200,400
     80,000  Lucent Technologies Inc.+ ..............................              486,490              302,400
     60,000  Motorola Inc. ..........................................              748,758            1,095,000
     30,000  Nortel Networks Corp.+ .................................              140,250              149,700
      6,000  Qualcomm Inc. ..........................................               31,219              437,880
      6,000  Scientific-Atlanta Inc. ................................               50,804              207,000
     20,000  Sycamore Networks Inc.+ ................................               63,894               84,600
                                                                              ------------         ------------
                                                                                 2,724,618            4,622,371
                                                                              ------------         ------------

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                      MARKET
   SHARES                                                                          COST               VALUE
-----------                                                                   ------------         ------------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION COMPANIES (CONTINUED)
             FOOD AND BEVERAGE -- 0.1%
     30,000  Allied Domecq plc ......................................         $    183,988         $    255,975
      5,282  Compass Group plc ......................................               37,648               32,233
                                                                              ------------         ------------
                                                                                   221,636              288,208
                                                                              ------------         ------------
             HEALTH CARE -- 0.0%
        200  Trestle Holdings Inc.+ .................................                2,500                  700
                                                                              ------------         ------------
             SATELLITE -- 2.0%
        300  Asia Satellite
               Telecommunications
               Holdings Ltd., ADR ...................................                5,693                5,055
     80,000  DIRECTV Group Inc.+ ....................................            1,347,414            1,368,000
     28,000  EchoStar Communications
               Corp., Cl. A+ ........................................               91,970              861,000
     10,000  Lockheed Martin Corp. ..................................              278,625              520,800
      3,000  Loral Space &
               Communications Ltd.+ .................................                  510                  435
     20,000  PanAmSat Corp.+ ........................................              299,008              464,400
     25,000  Pegasus Communications
               Corp., Cl. A+ ........................................              404,943              611,500
      6,000  PT Indosat Tbk, ADR ....................................               58,079              127,200
         30  SKY Perfect
               Communications Inc. ..................................               15,472               34,642
                                                                              ------------         ------------
                                                                                 2,501,714            3,993,032
                                                                              ------------         ------------
             TELECOMMUNICATIONS: LONG DISTANCE -- 1.2%
     30,000  AT&T Corp. .............................................              890,847              438,900
      1,000  Embratel Participacoes
               SA, ADR ..............................................                4,150               13,830
     35,000  Philippine Long Distance
               Telephone Co., ADR+ ..................................              597,989              730,100
     65,000  Sprint Corp. ...........................................            1,136,075            1,144,000
      1,000  Startec Global
               Communications Corp.+ ................................                4,645                    5
      1,666  Talk America Holdings Inc.+ ............................                2,529               12,778
                                                                              ------------         ------------
                                                                                 2,636,235            2,339,613
                                                                              ------------         ------------
             TELECOMMUNICATIONS: NATIONAL -- 5.0%
     10,000  BT Group plc, ADR ......................................              428,060              366,000
     36,000  Cable & Wireless plc, ADR+ .............................              606,777              255,240
      5,000  China Telecom Corp.
               Ltd., ADR ............................................              126,250              176,450
      5,000  China Unicom Ltd., ADR .................................               38,450               39,500
     40,000  Compania de
               Telecomunicaciones de
               Chile SA, ADR ........................................              665,851              487,600
    162,000  Deutsche Telekom
               AG, ADR+ .............................................            2,279,995            2,869,020
     50,000  Elisa Corp.+ ...........................................              527,900              669,157
      3,000  France Telecom SA, ADR .................................               48,120               78,840
      3,305  Hellenic Telecommunications
               Organization SA ......................................               39,578               42,945
        500  Magyar Tavkozlesi Rt, ADR ..............................                9,650               10,155
         20  Nippon Telegraph &
               Telephone Corp. ......................................              123,433              106,860
      4,320  PT Telekomunikasi
               Indonesia, ADR .......................................               18,512               67,176
      6,000  Rostelecom, ADR ........................................               41,408               77,520
     45,000  Swisscom AG, ADR .......................................            1,217,835            1,494,900
      2,000  Telecom Corp. of New
               Zealand Ltd., ADR ....................................               31,000               59,600
     58,000  Telefonica SA, ADR .....................................            1,382,739            2,588,540
     19,000  Telefonos de Mexico SA de
               CV, Cl. L, ADR .......................................              177,884              632,130
     18,172  TeliaSonera AB .........................................               51,070               76,953
      2,400  Telstra Corp. Ltd., ADR ................................               30,324               42,432
                                                                              ------------         ------------
                                                                                 7,844,836           10,141,018
                                                                              ------------         ------------
             TELECOMMUNICATIONS: REGIONAL -- 7.0%
      4,266  Aliant Inc. ............................................               39,187               87,722
      6,000  Allegiance Telecom Inc.+ ...............................               28,659                   28
      7,000  ALLTEL Corp. ...........................................              372,121              354,340
      9,557  ATX Communications Inc.+ ...............................               24,550                  573
     40,000  BCE Inc. ...............................................              839,129              801,600
      4,000  Brasil Telecom Participacoes
               SA, ADR ..............................................              231,474              122,800
     47,000  CenturyTel Inc. ........................................            1,440,777            1,411,880
      2,000  Choice One
               Communications Inc.+ .................................                  700                  420
    125,000  Cincinnati Bell Inc.+ ..................................            1,055,808              555,000
    143,000  Citizens Communications
               Co.+ .................................................            1,663,753            1,730,300
     50,000  Commonwealth Telephone
               Enterprises Inc.+ ....................................            1,136,673            2,238,500
      3,000  Metromedia International
               Group Inc.+ ..........................................                  345                1,260
    350,646  Qwest Communications
               International Inc.+ ..................................            2,051,890            1,258,819
    120,345  Rogers Communications Inc.,
               Cl. B, New York ......................................            1,077,724            2,181,855
      9,655  Rogers Communications Inc.,
               Cl. B, Toronto .......................................              148,207              173,909
      6,000  SBC Communications Inc. ................................              145,321              145,500
     18,432  Tele Norte Leste
               Participacoes SA, ADR ................................              252,380              234,639
     10,000  Telecom Argentina Stet
               France Telecom SA, ADR+ ..............................               26,440               90,400
     45,000  TELUS Corp. ............................................              810,821              732,016
     15,000  TELUS Corp., Non-Voting ................................              347,478              225,322

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                      MARKET
   SHARES                                                                          COST               VALUE
-----------                                                                   ------------         ------------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION COMPANIES (CONTINUED)
             TELECOMMUNICATIONS: REGIONAL (CONTINUED)
      4,000  Time Warner Telecom Inc.,
               Cl. A+ ...............................................         $     25,000         $     16,760
     50,000  Verizon Communications Inc. ............................            1,934,890            1,809,500
                                                                              ------------         ------------
                                                                                13,653,327           14,173,143
                                                                              ------------         ------------
             WIRELESS COMMUNICATIONS -- 9.3%
     35,000  America Movil SA de CV,
               Cl. L, ADR ...........................................              537,115            1,272,950
    250,000  AT&T Wireless
               Services Inc.+ .......................................            3,330,833            3,580,000
    240,000  Jasmine International
               Public Co. Ltd.+ (c) .................................                5,040                4,931
     80,000  Leap Wireless
               International Inc.+ ..................................               27,600                1,440
     29,600  mm02 plc, ADR+ .........................................              264,820              497,280
        500  NTT DoCoMo Inc. ........................................              762,806              893,553
     31,500  Price Communications Corp.+ ............................              293,906              464,940
     80,000  Rogers Wireless
               Communications Inc.,
               Cl. B+ ...............................................            1,042,658            2,164,000
     10,800  Rural Cellular Corp., Cl. A+ ...........................               22,788               95,796
     37,000  SK Telecom Co. Ltd., ADR ...............................              828,800              776,630
      1,650  Tele Celular Sul
               Participacoes SA, ADR ................................               26,379               21,285
      5,500  Tele Centro Oeste Celular
               Participacoes SA, ADR ................................               16,487               50,435
        330  Tele Leste Celular
               Participacoes SA, ADR+ ...............................                8,827                4,349
        825  Tele Nordeste Celular
               Participacoes SA, ADR ................................               12,175               18,975
        330  Tele Norte Celular
               Participacoes SA, ADR ................................                5,098                2,986
    350,000  Telecom Italia Mobile SpA ..............................            1,680,518            1,984,354
        825  Telemig Celular
               Participacoes SA, ADR ................................               23,843               24,338
     68,000  Telephone & Data
               Systems Inc. .........................................            4,836,192            4,841,600
      6,600  Telesp Celular
               Participacoes SA, ADR+ ...............................              211,036               52,008
     15,000  Total Access
               Communications plc+ ..................................               66,339               38,850
     17,500  United States Cellular Corp.+ ..........................              564,709              674,625
      6,000  Vimpel-Communications,
               ADR+ .................................................              103,613              578,700
     12,650  Vodafone Group plc, ADR ................................              203,637              279,565
     16,000  Western Wireless Corp.,
               Cl. A+ ...............................................               50,272              462,560
                                                                              ------------         ------------
                                                                                14,925,491           18,786,150
                                                                              ------------         ------------
             TOTAL DISTRIBUTION
              COMPANIES .............................................           85,456,304          102,409,385
                                                                              ------------         ------------
             TOTAL COMMON
              STOCKS ................................................          144,875,388          180,047,615
                                                                              ------------         ------------
             PREFERRED STOCKS -- 4.3%
             BROADCASTING -- 0.8%
      1,063  Granite Broadcasting Corp.,
               12.750% Pfd.+ ........................................              439,682              597,938
        100  Gray Television Inc.,
               8.000% Cv. Pfd., Ser. C (c) ..........................            1,000,000            1,010,000
                                                                              ------------         ------------
                                                                                 1,439,682            1,607,938
                                                                              ------------         ------------
             BUSINESS SERVICES -- 0.6%
     10,809  Interep National Radio
               Sales Inc.,
               4.000% Cv. Pfd., Ser. A (c) ..........................            1,081,573            1,080,906
                                                                              ------------         ------------
             PUBLISHING -- 1.8%
    112,207  News Corp. Ltd., Pfd., ADR .............................            2,809,502            3,689,366
                                                                              ------------         ------------
             TELECOMMUNICATIONS: REGIONAL -- 1.1%
     45,000  Citizens Communications Co.,
               5.000% Cv. Pfd. ......................................            2,161,913            2,250,000
                                                                              ------------         ------------
             TOTAL PREFERRED
              STOCKS ................................................            7,492,670            8,628,210
                                                                              ------------         ------------
   PRINCIPAL
    AMOUNT
   --------
             CORPORATE BONDS -- 0.4%
             BUSINESS SERVICES -- 0.4%
$    50,000  BBN Corp., Sub. Deb. Cv.,
               6.000%, 04/01/12+ (a)(c) .............................               49,458                    0
             Trans-Lux Corp., Sub. Deb. Cv.,
    300,000    8.250%, 03/01/2012 ...................................              291,870              289,500
    500,000    7.500%, 12/01/2006 ...................................              502,500              506,875
                                                                              ------------         ------------
                                                                                   843,828              796,375
                                                                              ------------         ------------
             PUBLISHING -- 0.0%
     66,560  Golden Books Family
               Entertainment Inc., PIK,
               10.750%, 12/31/04+ (a) ...............................               59,865                    0
                                                                              ------------         ------------
             TOTAL CORPORATE
              BONDS .................................................              903,693              796,375
                                                                              ------------         ------------

                See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                                      MARKET
   SHARES                                                                          COST               VALUE
-----------                                                                   ------------         ------------
             RIGHTS -- 0.0%
             BROADCASTING -- 0.0%
      5,140  Media Prima Berhad
                expires 07/18/08+ ...................................          $      1,353         $      1,041
                                                                               ------------         ------------
   PRINCIPAL
    AMOUNT
   --------
             U.S. GOVERNMENT OBLIGATIONS -- 6.5%
$13,319,000  U.S. Treasury Bills,
               0.949% to 1.116%++,
               07/01/04 to 10/14/04 .................................            13,284,522           13,276,048
                                                                               ------------         ------------

    SHARES
   --------
             WARRANTS -- 0.0%
             BROADCASTING -- 0.0%
      5,140  Media Prima Berhad+ ....................................                   135                  994
                                                                               ------------         ------------
             BUSINESS SERVICES -- 0.0%
     62,500  Interep National Radio
               Sales Inc.+ ..........................................                     0                    0
                                                                               ------------         ------------
             PUBLISHING -- 0.0%
     25,000  Nation Multimedia Group+ ...............................                     0                1,859
                                                                               ------------         ------------
             TOTAL WARRANTS .........................................                   135                2,853
                                                                               ------------         ------------
TOTAL INVESTMENTS -- 100.0% .........................................          $163,229,306          202,752,142
                                                                               ============          ===========

OTHER ASSETS IN EXCESS OF LIABILITIES ...............................                                    830,381

PREFERRED STOCK
  (994,100 preferred shares outstanding) ............................                                (49,827,500)
                                                                                                    ------------

NET ASSETS -- COMMON STOCK
  (14,197,853 common shares outstanding) ............................                               $153,755,023
                                                                                                    ============
NET ASSET VALUE PER COMMON SHARE
   ($153,755,023 / 14,197,853 shares outstanding) ...................                               $      10.83
                                                                                                    ============
                                                                                                      MARKET
                                                                                                      VALUE
                                                                                                   ------------
----------
             For Federal tax purposes:
             Aggregate cost .........................................                               $166,557,761
                                                                                                    ============
             Gross unrealized appreciation ..........................                               $ 46,293,940
             Gross unrealized depreciation ..........................                                (10,099,559)
                                                                                                    ------------
             Net unrealized appreciation ............................                               $ 36,194,381
                                                                                                    ============

----------

(a)   Security in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $2,064,042 or 1.0% of total net assets.

(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2004, the market value of fair valued securities amounted to $2,095,837 or 1.0% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

PIK - Paid in Kind.

                                             % OF
                                            MARKET             MARKET
                                             VALUE             VALUE
                                            ------             ------
      GEOGRAPHIC DIVERSIFICATION
      North America ...............           75.2%         $152,491,572
      Europe ......................           12.5            25,301,750
      Asia/Pacific ................            4.9             9,978,055
      Latin America ...............            4.3             8,737,400
      Japan .......................            3.1             6,243,365
                                             -----          ------------
      Total Investments ...........          100.0%         $202,752,142
                                             =====          ============

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)

ASSETS:
  Investments, at value (cost $163,229,306) .................     $ 202,752,142
  Foreign currency, at value (cost $5,745) ..................               624
  Dividends and interest receivable .........................           291,556
  Unrealized appreciation on swap contracts .................           810,694
                                                                  -------------
  TOTAL ASSETS ..............................................       203,855,016
                                                                  -------------
LIABILITIES:
  Dividends payable .........................................            13,421
  Payable for Trust shares acquired .........................             6,349
  Unrealized depreciation on forward foreign
    exchange contracts ......................................                50
  Payable for investment advisory fees ......................           125,766
  Interest payable on swap contract .........................            46,200
  Payable for shareholder communications fees ...............            23,363
  Payable for payroll expense ...............................             8,770
  Payable for audit and legal fees ..........................            41,329
  Other accrued expenses and liabilities ....................             7,245
                                                                  -------------
  TOTAL LIABILITIES .........................................           272,493
                                                                  -------------
PREFERRED STOCK:
  Series B Cumulative Preferred Stock (6.00%, $25
    liquidation value, $0.001 par value, 1,000,000
    shares authorized with 993,100 shares issued
    and outstanding) ........................................        24,827,500
  Series C Cumulative Preferred Stock (Auction Rate,
    $25,000 liquidation value, $0.001 par value,
    1,000 shares authorized with 1,000 shares issued
    and outstanding) ........................................        25,000,000
                                                                  -------------
  TOTAL PREFERRED STOCK .....................................        49,827,500
                                                                  -------------
  NET ASSETS ATTRIBUTABLE TO COMMON
    STOCK SHAREHOLDERS ......................................     $ 153,755,023
                                                                  =============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
  SHAREHOLDERS CONSIST OF:
  Capital stock, at par value ...............................     $      14,198
  Additional paid-in capital ................................       117,991,203
  Accumulated net investment income .........................           772,361
  Accumulated net realized loss on investments, swap
    contracts and foreign currency transactions .............        (5,355,732)
  Net unrealized appreciation on investments, swap
    contracts and foreign currency transactions .............        40,332,993
                                                                  -------------
  TOTAL NET ASSETS ..........................................     $ 153,755,023
                                                                  =============
NET ASSET VALUE PER COMMON SHARE
  ($153,755,023 / 14,197,853 shares outstanding;
  200,000,000 shares authorized of $0.001 par value) ........            $10.83
                                                                         ======

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $72,401) ...............     $   2,220,032
  Interest ..................................................            91,820
                                                                  -------------
  TOTAL INVESTMENT INCOME ...................................         2,311,852
                                                                  -------------
EXPENSES:
  Investment advisory fees ..................................           740,928
  Shareholder communications expenses .......................            89,744
  Payroll ...................................................            72,935
  Shareholder services fees .................................            37,332
  Custodian fees ............................................            30,609
  Directors' fees ...........................................            30,588
  Legal and audit fees ......................................            28,821
  Accounting fees ...........................................            17,400
  Miscellaneous expenses ....................................            79,505
                                                                  -------------
  TOTAL EXPENSES ............................................         1,127,862
                                                                  -------------
  NET INVESTMENT INCOME .....................................         1,183,990
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
  SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments ..........................           822,927
  Net realized loss on foreign currency transactions ........            (5,132)
  Net realized loss on swap contracts .......................          (326,325)
                                                                  -------------
  Net realized gain on investments, swap contracts
    and foreign currency transactions .......................           491,470
                                                                  -------------
  Net change in unrealized appreciation/depreciation on
    investments, swap contracts and foreign
    currency transactions ...................................         2,955,355
                                                                  -------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
    SWAP CONTRACTS AND FOREIGN CURRENCY
    TRANSACTIONS ............................................         3,446,825
                                                                  -------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................         4,630,815
                                                                  -------------
  Total Distributions to Preferred Stock Shareholders .......          (882,332)
                                                                  -------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
    STOCK SHAREHOLDERS RESULTING FROM OPERATIONS ............     $   3,748,483
                                                                  =============

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                           SIX MONTHS ENDED
                                                                                             JUNE 30, 2004        YEAR ENDED
                                                                                              (UNAUDITED)      DECEMBER 31, 2003
                                                                                           ----------------    -----------------
OPERATIONS:
  Net investment income (loss) ........................................................      $   1,183,990       $    (451,971)*
  Net realized gain on investments and foreign currency transactions ..................            491,470           1,626,336*
  Net change in unrealized appreciation/depreciation on investments, swap contracts
    and foreign currency transactions .................................................          2,955,355          43,268,251
                                                                                             -------------       -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................          4,630,815          44,442,616
                                                                                             -------------       -------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ...............................................................           (882,332)                 --
  Net realized long-term gains on investments and foreign currency transactions .......                 --          (1,815,651)
                                                                                             -------------       -------------
  TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS .................................           (882,332)         (1,815,651)
                                                                                             -------------       -------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS
    RESULTING FROM OPERATIONS .........................................................          3,748,483          42,626,965
                                                                                             -------------       -------------
TRUST SHARE TRANSACTIONS:
  Net decrease from repurchase of common shares .......................................           (196,583)           (522,334)
  Net increase from repurchase of preferred shares ....................................              8,254                  --
  Offering costs for preferred shares charged to paid-in capital ......................                 --          (1,442,569)
                                                                                             -------------       -------------
  NET DECREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS ............................           (188,329)         (1,964,903)
                                                                                             -------------       -------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS ................          3,560,154          40,662,062
NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS:
  Beginning of period .................................................................        150,194,869         109,532,807
                                                                                             -------------       -------------
  End of period (including undistributed net investment income of
    $772,361 and $0, respectively) ....................................................      $ 153,755,023       $ 150,194,869
                                                                                             =============       =============

----------
* As a result of recent changes in generally accepted accounting principles, the Multimedia Trust has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase net investment income and decrease realized gain by $470,703.

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Multimedia Trust Inc. ("Multimedia Trust") is a closed-end, non-diversified management investment company organized as a Maryland corporation on March 31, 1994 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is long-term growth of capital with income as a secondary objective. The Multimedia Trust had no operations prior to November 15, 1994, other than the sale of 10,000 shares of common stock for $100,000 to The Gabelli Equity Trust Inc. (the "Equity Trust"). Investment operations commenced on November 15, 1994.

      Effective August 1, 2002, the Multimedia Trust modified its non-fundamental investment policy to increase, from 65% to 80%, the portion of its assets that it will invest, under normal market conditions, in common stock and other securities, including convertible securities, preferred stock, options and warrants of companies in the telecommunications, media, publishing and entertainment industries (the "80% Policy").

      The 80% Policy may be changed without shareholder approval. However, the Multimedia Trust has adopted a policy to provide shareholders with at least 60 days' notice of the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

      Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      REPURCHASE AGREEMENTS. The Multimedia Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Multimedia Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Multimedia Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Multimedia Trust's holding period. The Multimedia Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Multimedia Trust in each agreement. The Multimedia Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Multimedia Trust may be delayed or limited.

      SWAP AGREEMENTS. The Multimedia Trust may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Multimedia Trust would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Multimedia Trust periodically a variable rate payment that is intended to approximate the Multimedia Trust's variable rate payment obligation on the Series C Preferred Stock. In an interest rate cap, the Multimedia Trust would pay a premium to the interest rate cap to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Multimedia Trust would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. Depending on the general state of short-term interest rates and the returns on the Multimedia Trust's portfolio securities at that point in time, such a default could negatively affect the Multimedia Trust's ability to make dividend payments for the Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Multimedia Trust will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Multimedia Trust's ability to make dividend payments on the Series C Preferred Stock.

      The Trust has entered into two interest rate swap agreements with Citibank N.A. Under the agreement the Trust receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2004 are as follows:

              NOTIONAL                                  FLOATING RATE*             TERMINATION          UNREALIZED
               AMOUNT              FIXED RATE        (RATE RESET MONTHLY)             DATE             APPRECIATION
              --------             ----------        --------------------          -----------         ------------
             $10,000,000              4.32%                  1.13%                April 4, 2013          $447,015
             $15,000,000              3.27%                  1.13%                April 4, 2008          $363,679

----------
*Based on Libor (London Interbank Offered Rate).

      As a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income and increased (decreased) net realized gains for the year(s) ended December 31, 2003 but had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

      FORWARD FOREIGN EXCHANGE CONTRACTS. The Multimedia Trust may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Multimedia Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Multimedia Trust's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Multimedia Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      FOREIGN CURRENCY TRANSACTIONS. The books and records of the Multimedia Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Multimedia Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders of the Multimedia Trust's 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are accrued on a daily basis and are determined as described in Note 5. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

      For the year  ended  December  31,  2003,  reclassifications  were made to increase accumulated net investment loss for $922,674 and to increase accumulated net realized loss on investments and foreign currency transactions for $632,926, with an offsetting adjustment to additional paid-in capital.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      The tax characteristics of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                                                                                            YEAR ENDED
                                                                                                         DECEMBER 31, 2003
                                                                                                         -----------------
                                                                                                             PREFERRED
                                                                                                         -----------------
            DISTRIBUTIONS PAID FROM:
            Net long term capital gain .........................................................           $  1,815,651
                                                                                                           ------------
            Total distributions paid ...........................................................           $  1,815,651
                                                                                                           ============

      PROVISION FOR INCOME TAXES. The Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended the "Code". It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

      As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Net unrealized appreciation on investments .........................................           $ 32,005,552
            Net unrealized appreciation on foreign currency transactions .......................                 21,629
            Other - dividends payable ..........................................................                (26,042)
                                                                                                           ------------
                                                                                                           $ 32,001,139
                                                                                                           ============

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Multimedia Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Multimedia Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Multimedia Trust's average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Multimedia Trust's portfolio and oversees the administration of all aspects of the Multimedia Trust's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value of the common shares of the Multimedia Trust, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the Cumulative Preferred Stock for the year.

      The Trust's total return on the net asset value of the common shares is monitored on a monthly basis to assess whether the total return on the net asset value of the common shares exceeds the stated dividend rate of the Cumulative Preferred stock for the period. For the six months ended June 30, 2004, the Multimedia Trust's total return on the net asset value of the common shares did not exceed the stated dividend rates, and net swap expense of all outstanding preferred stock. Thus, management fees were not earned on these assets.

      During the six months ended June 30, 2004, Gabelli & Company, Inc. received $16,876 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Multimedia Trust.

      The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During the six months ended June 30, 2004, the Multimedia Trust reimbursed the Adviser $17,400 in connection with the cost of computing the Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the six months ended June 30, 2004 aggregated $7,850,674 and $3,547,086 respectively.

5. CAPITAL. The charter permits the Multimedia Trust to issue 196,750,000 shares of common stock (par value $0.001). The Board of Directors of the Multimedia Trust has authorized the repurchase of up to 1,000,000 shares of the Multimedia

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Trust's outstanding common stock. During the six months ended June 30, 2004, the Multimedia Trust repurchased 21,100 shares of its common stock in the open market at a cost of $196,583 and an average discount of approximately 14.68% from its net asset value. During the year ended December 31, 2003, the Multimedia Trust repurchased 66,000 shares of its common stock in the open market at a cost of $522,334 and an average discount of approximately 14.57% from its net asset value. All shares of common stock repurchased have been retired.

      Transactions in capital stock were as follows:

                                                                   SIX MONTHS ENDED
                                                                     JUNE 30, 2004                         YEAR ENDED
                                                                      (UNAUDITED)                       DECEMBER 31, 2003
                                                              ---------------------------         ---------------------------
                                                                SHARES            AMOUNT            SHARES            AMOUNT
                                                              ---------         ---------         ---------         ---------
      Net decrease from repurchase of
        common shares ................................          (21,100)        $(196,583)          (66,000)        $(522,334)
                                                                -------         ---------           -------         ---------
      Net decrease ...................................          (21,100)        $(196,583)          (66,000)        $(522,334)
                                                                =======         =========           =======         =========

      The Multimedia Trust's Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to Common Shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Multimedia Trust is required to meet certain asset coverage tests as required by the 1940 Act and by the shares' Articles Supplementary with respect to the Cumulative Preferred Stock. If the Multimedia Trust fails to meet these requirements and does not correct such failure, the Multimedia Trust may be required to redeem, in part or in full, the 6.00% Series B and Series C Auction Rate Cumulative Preferred Stock at a redemption price of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Multimedia Trust's ability to pay dividends to Common Shareholders and could lead to sales of portfolio securities at inopportune times.

      The Multimedia Trust, as authorized by the Board of Directors, redeemed the remaining 75% (926,025 shares) of its outstanding 7.92% Cumulative Preferred Stock. The redemption date was April 2, 2003 and the redemption price was $25.033 per Preferred Share, which consisted of $25.00 per share of Preferred Stock (the liquidation value), plus accumulated and unpaid dividends through the redemption date of $0.033 per Preferred Share. The Preferred Shares were callable at any time at the liquidation value of $25.00 per share plus accrued dividends following the expiration of the five-year call protection on June 1, 2002.

      On March 31, 2003, the Multimedia Trust received net proceeds of $24,009,966 (after underwriting discounts of $787,500 and offering expenses of $202,534) from the public offering of 1,000,000 shares of 6.00% Series B
Cumulative Preferred Stock. Commencing April 2, 2008 and thereafter, the Multimedia Trust, at its option, may redeem the 6.00% Series B Cumulative Preferred Stock in whole or in part at the liquidation value price. The Board of Directors has authorized the repurchase of the 6.00% Series B Cumulative Preferred Stock in the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2004, the Multimedia Trust repurchased 6,900 shares of 6.00% Series B Cumulative Preferred Stock in the open market at a cost of $164,246 and an average discount of approximately 4.86% from its liquidation value of $25.00 per share. All repurchased shares of 6.00% Series B Cumulative Preferred Stock have been retired. At June 30, 2004, 993,100 shares of the 6.00% Series B Cumulative Preferred Stock were outstanding and accrued dividends amounted to $12,414.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      On March 31, 2003, the Multimedia Trust received net proceeds of $24,547,465 (after underwriting discounts of $250,000 and offering expenses of $202,535) from the public offering of 1,000 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The rates of Series C Auction Rate Cumulative Preferred Stock ranged from 1.02% to 1.45% for the six months ended June 30, 2004. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Multimedia Trust, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the liquidation value price at any time. During the six months ended June 30, 2004, the Multimedia Trust did not repurchase any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2004, 1,000 shares of the Series C Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 1.45% per share and accrued dividends amounted to $1,007.

      The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of common stock, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Multimedia Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

      Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. In accordance with the guidance of the EITF, the Fund's Cumulative Preferred Stock is classified outside of permanent equity (net assets attributable to common stock shareholders) in the accompanying financial statements.

6. INDUSTRY CONCENTRATION. Because the Multimedia Trust primarily invests in common stocks and other securities of foreign and domestic companies in the telecommunications, media, publishing and entertainment industries, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. OTHER MATTERS. On October 7, 2003, the Trust's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Trust does not believe that these matters will have a material adverse effect on the Trust's financial position or the results of its operations.

8. INDEMNIFICATIONS. The Multimedia Trust enters into contracts that contain a variety of indemnifications. The Multimedia Trust's maximum exposure under these arrangements is unknown. However, the Multimedia Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

SELECTED DATA FOR A MULTIMEDIA TRUST COMMON              SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
SHARE OUTSTANDING THROUGHOUT EACH PERIOD:                  JUNE 30, 2004     ------------------------------------------------------
                                                            (UNAUDITED)      2003(d)     2002         2001         2000       1999
                                                            -----------      ------     ------       ------       ------     ------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....................    $10.56        $ 7.67     $10.52       $12.21       $19.90     $12.20
                                                               ------        ------     ------       ------       ------     ------
  Net investment income (loss) ............................      0.08         (0.03)     (0.00)(a)    (0.02)        0.21      (0.05)
  Net realized and unrealized gain (loss) on investments ..      0.25          3.14      (2.68)       (1.44)       (4.74)     11.54
                                                               ------        ------     ------       ------       ------     ------
  Total from investment operations ........................      0.33          3.11      (2.68)       (1.46)       (4.53)     11.49
                                                               ------        ------     ------       ------       ------     ------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ...................................     (0.06)           --         --           --        (0.02)        --
  Net realized gain on investments ........................        --         (0.13)     (0.17)       (0.17)       (0.18)     (0.23)
                                                               ------        ------     ------       ------       ------     ------
  Total distributions to preferred stock shareholders .....     (0.06)        (0.13)     (0.17)       (0.17)       (0.20)     (0.23)
                                                               ------        ------     ------       ------       ------     ------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
    TO COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS .......................................      0.27          2.98      (2.85)       (1.63)       (4.73)     11.26
                                                               ------        ------     ------       ------       ------     ------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ...................................        --            --         --        (0.00)(a)    (0.16)        --
  Net realized gain on investments ........................        --            --         --        (0.06)       (1.41)     (3.62)
  In excess of net investment income and/or net realized
    gain on investments ...................................        --            --         --           --           --         --
                                                               ------        ------     ------       ------       ------     ------
  Total distributions to common stock shareholders ........        --            --         --        (0.06)       (1.57)     (3.62)
                                                               ------        ------     ------       ------       ------     ------
CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net asset value from common
    stock share transactions ..............................      0.00(a)       0.01       0.00(a)        --        (1.35)      0.06
  Offering expenses charged to paid-in capital ............        --         (0.10)        --           --        (0.04)        --
                                                               ------        ------     ------       ------       ------     ------
  Total capital share transactions ........................      0.00(a)      (0.09)      0.00(a)        --        (1.39)      0.06
                                                               ------        ------     ------       ------       ------     ------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS, END OF PERIOD ...........................    $10.83        $10.56     $ 7.67       $10.52       $12.21     $19.90
                                                               ======        ======     ======       ======       ======     ======
  Net asset value total return+ ...........................       2.6%         37.7%     (27.1)%      (13.3)%      (24.9)%     96.6%
                                                               ======        ======     ======       ======       ======     ======
  Market value, end of period .............................    $ 9.16        $ 9.07     $ 6.40       $ 9.01       $10.31     $18.75
                                                               ======        ======     ======       ======       ======     ======
  Total investment return++ ...............................       0.1%         41.7%     (29.0)%      (12.1)%      (35.0)%    106.6%
                                                               ======        ======     ======       ======       ======     ======

----------

 + Based on net asset value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

(a)   Amount represents less than $0.005 per share.

(b)   Based on weekly prices.

(c)   Asset coverage is calculated by combining all series of preferred stock.

(d)   See Note 2 to Financial Statements (Swap Agreements).

(e)   Annualized.

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                       SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004     --------------------------------------------------------
                                                          (UNAUDITED)      2003(d)       2002        2001        2000        1999
                                                          -----------     --------    --------     --------    --------   --------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation value of preferred
    shares, end of period (in 000's) ....................   $203,583      $200,195    $132,683     $181,539    $205,893   $246,488
  Net assets attributable to common shares,
    end of period (in 000's) ............................   $153,755      $150,195    $109,533     $150,672    $175,026   $215,238
  Ratio of net investment income (loss) to average
    net assets attributable to common shares ............       1.53%(e)     (0.36)%     (0.04)%      (0.18)%      1.36%     (0.30)%
  Ratio of operating expenses to average net assets
    attributable to common shares .......................       1.46%(e)      1.82%       1.46%        1.34%       1.46%      1.56%
  Ratio of operating expenses to average total net assets
    including liquidation value of preferred shares .....       1.10%(e)      1.35%       1.18%        1.13%       1.27%      1.32%
  Portfolio turnover rate ...............................          2%         10.9%       16.6%        25.4%       29.9%      43.1%
PREFERRED STOCK:
  7.92% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...........         --            --    $ 23,151     $ 30,868    $ 30,868   $ 31,250
  Total shares outstanding (in 000's) ...................         --            --         926        1,235       1,235      1,250
  Liquidation preference per share ......................         --            --    $  25.00     $  25.00    $  25.00   $  25.00
  Average market value (b) ..............................         --            --    $  25.75     $  25.50    $  23.54   $  25.13
  Asset coverage per share ..............................         --            --    $ 143.28     $ 147.03    $ 166.76   $ 197.19
  6.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...........   $ 24,828      $ 25,000          --           --          --         --
  Total shares outstanding (in 000's) ...................        993         1,000          --           --          --         --
  Liquidation preference per share ......................   $  25.00      $  25.00          --           --          --         --
  Average market value (b) ..............................   $  24.82      $  25.28          --           --          --         --
  Asset coverage per share ..............................   $ 102.14      $ 100.10          --           --          --         --
  AUCTION RATE CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ...........   $ 25,000      $ 25,000          --           --          --         --
  Total shares outstanding (in 000's) ...................          1             1          --           --          --         --
  Liquidation preference per share ......................   $ 25,000      $ 25,000          --           --          --         --
  Average market value (b) ..............................   $ 25,000      $ 25,000          --           --          --         --
  Asset coverage per share ..............................   $102,144      $100,097          --           --          --         --
  ASSET COVERAGE (c) ....................................        409%          400%        573%         588%        667%       789%

----------

 + Based on net asset value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

(a)   Amount represents less than $0.005 per share.

(b)   Based on weekly prices.

(c)   Asset coverage is calculated by combining all series of preferred stock.

(d)   See Note 2 to Financial Statements (Swap Agreements).

(e)   Annualized.

                 See accompanying notes to financial statements.

                             DIRECTORS AND OFFICERS
                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF INVESTMENT OFFICER,
   GABELLI ASSET MANAGEMENT INC.

Dr. Thomas E. Bratter
   PRESIDENT, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR & CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   VICE PRESIDENT/MEDICAL AFFAIRS
   LAWRENCE HOSPITAL CENTER

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT & TREASURER

Peter W. Latartara
   VICE PRESIDENT

Steven D. LaRosa
   Vice President

James E. McKee
   SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

COUNSEL
Willkie Farr & Gallagher LLP

STOCK EXCHANGE LISTING

                                   Common        6.00% Preferred
                                   ------        ---------------
NYSE-Symbol:                         GGT             GGT PrB
Shares Outstanding:              14,197,853          993,100

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds".

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Multimedia Trust may, from time to time, purchase shares of its common stock in the open market when the Multimedia Trust shares are trading at a discount of 10% or more from the net asset value of the shares. The Multimedia Trust may also, from time to time, purchase shares of its Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                               REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                                           (D) MAXIMUM NUMBER (0R
                                                        (C) TOTAL NUMBER OF SHARES    APPROXIMATE DOLLAR VALUE) OF SHARES
                  (A) TOTAL NUMBER     (B) AVERAGE     (OR UNITS) PURCHASED AS PART       (0R UNITS) THAT MAY YET BE
                    OF SHARES (OR     PRICE PAID PER    OF PUBLICLY ANNOUNCED PLANS       PURCHASED UNDER THE PLANS OR
     PERIOD        UNITS) PURCHASED   SHARE (OR UNIT)           OR PROGRAMS                         PROGRAMS
=============================================================================================================================
Month #1          Common - N/A        Common - N/A      Common - N/A                   Common - 14,218,953
01/01/04
through 01/31/04  Preferred Series B  Preferred         Preferred Series B - N/A       Preferred Series B - 1,000,000
                  - N/A               Series B - N/A
=============================================================================================================================
Month #2          Common - N/A        Common - N/A      Common - N/A                   Common - 14,218,953
02/01/04
through 02/29/04  Preferred - N/A     Preferred - N/A   Preferred - N/A                Preferred - 1,000,000
=============================================================================================================================
Month #3          Common - N/A        Common - N/A      Common - N/A                   Common - 14,218,953
03/01/04
through 03/31/04  Preferred - N/A     Preferred - N/A   Preferred - N/A                Preferred - 1,000,000
=============================================================================================================================
Month #4          Common - 5,000      Common -          Common - 5,000                 Common - 14,218,953 - 5,000 =
04/01/04                              $9.8908                                          14,213,953
through 04/30/04  Preferred Series B                    Preferred Series B - 1,300
                  - 1,300             Preferred                                        Preferred Series B - 1,000,000 - 1,300
                                      Series B -                                       = 998,700
                                      $24.5077
=============================================================================================================================
Month #5          Common - N/A        Common - N/A      Common - N/A                   Common - 14,213,953
05/01/04
through 05/31/04  Preferred Series B  Preferred         Preferred Series B - 5,500     Preferred Series B - 998,700 - 5,500 =
                  - 5,500             Series B -                                       993,200
                                      $23.6307
=============================================================================================================================
Month #6          Common - 16,100     Common -          Common - 16,100                Common - 14,213,953 - 16,100 =
06/01/04                              $9.1322                                          14,197,855
through 06/30/04  Preferred Series B                    Preferred Series B - 100
                  - 100               Preferred                                        Preferred Series B - 993,200 - 100 =
                                      Series B -                                       993,100
                                      $24.1500
=============================================================================================================================
Total             Common - 21,600     Common - $9.3120  Common - 21,600                N/A

                  Preferred Series B  Preferred         Preferred Series B - 6,900
                  - 6,900             Series B -
                                      $23.8038
=============================================================================================================================

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23 (c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.

   Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired  during the period covered by the table
- The  Fund's  repurchase  plans  are  ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Global Multimedia Trust Inc.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.